Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Summary Of Activity In The Allowance For Credit Losses By Loan Portfolio) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses at beginning of period	$ 113,903	$ 98,277
Other adjustments		1,943
Reclassification to/from allowance for unfunded lending-related commitments	1,904	(1,301)
Charge-offs	(112,452)	(112,880)
Recoveries	9,106	3,200
Provision for credit losses	97,920	124,664
Allowance for loan losses at period end	110,381	113,903
Allowance for credit losses at period end	123,612	118,037
Allowance for unfunded lending-related commitments at period end	13,231	4,134
Allowance for credit losses, Individually evaluated for impairment	34,111	32,521
Allowance for credit losses, Collectively evaluated for impairment	89,501	85,516
Loans acquired with deteriorated credit quality
Loans, Individually evaluated for impairment	226,538	135,408
Loans, Collectively evaluated for impairment	9,635,328	8,768,891
Loans, Loans acquired with deteriorated credit quality	659,511	695,587
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses at beginning of period	31,777	28,012
Reclassification to/from allowance for unfunded lending-related commitments	1,606	(1,650)
Charge-offs	(31,951)	(18,592)
Recoveries	1,258	1,140
Provision for credit losses	28,547	22,867
Allowance for loan losses at period end	31,237	31,777
Allowance for credit losses at period end	31,282	33,427
Allowance for unfunded lending-related commitments at period end	45	1,650
Allowance for credit losses, Individually evaluated for impairment	3,124	7,729
Allowance for credit losses, Collectively evaluated for impairment	28,158	25,698
Loans acquired with deteriorated credit quality
Loans, Individually evaluated for impairment	28,288	21,842
Loans, Collectively evaluated for impairment	2,461,604	2,027,484
Loans, Loans acquired with deteriorated credit quality	8,421
Commercial Real-Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses at beginning of period	62,618	50,952
Reclassification to/from allowance for unfunded lending-related commitments	298	349
Charge-offs	(62,698)	(61,873)
Recoveries	1,386	914
Provision for credit losses	54,801	72,276
Allowance for loan losses at period end	56,405	62,618
Allowance for credit losses at period end	69,591	65,102
Allowance for unfunded lending-related commitments at period end	13,186	2,484
Allowance for credit losses, Individually evaluated for impairment	27,007	23,366
Allowance for credit losses, Collectively evaluated for impairment	42,584	41,736
Loans acquired with deteriorated credit quality
Loans, Individually evaluated for impairment	171,372	103,763
Loans, Collectively evaluated for impairment	3,291,034	3,234,244
Loans, Loans acquired with deteriorated credit quality	51,855
Home Equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses at beginning of period	6,213	9,013
Charge-offs	(5,020)	(5,926)
Recoveries	64	24
Provision for credit losses	6,455	3,102
Allowance for loan losses at period end	7,712	6,213
Allowance for credit losses at period end	7,712	6,213
Allowance for credit losses, Individually evaluated for impairment	2,963	961
Allowance for credit losses, Collectively evaluated for impairment	4,749	5,252
Loans acquired with deteriorated credit quality
Loans, Individually evaluated for impairment	15,778	6,441
Loans, Collectively evaluated for impairment	846,567	907,971
Residential Real-Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses at beginning of period	5,107	3,139
Charge-offs	(4,115)	(1,143)
Recoveries	10	12
Provision for credit losses	4,026	3,099
Allowance for loan losses at period end	5,028	5,107
Allowance for credit losses at period end	5,028	5,107
Allowance for credit losses, Individually evaluated for impairment	992	461
Allowance for credit losses, Collectively evaluated for impairment	4,036	4,646
Loans acquired with deteriorated credit quality
Loans, Individually evaluated for impairment	10,792	3,284
Loans, Collectively evaluated for impairment	338,804	350,052
Loans, Loans acquired with deteriorated credit quality	693
Premium Finance Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses at beginning of period	6,319	3,816
Other adjustments		1,943
Charge-offs	(6,892)	(23,238)
Recoveries	6,018	781
Provision for credit losses	1,769	23,017
Allowance for loan losses at period end	7,214	6,319
Allowance for credit losses at period end	7,214	6,319
Allowance for credit losses, Collectively evaluated for impairment	7,214	6,319
Loans acquired with deteriorated credit quality
Loans, Collectively evaluated for impairment	2,509,216	2,091,799
Loans, Loans acquired with deteriorated credit quality	598,463	695,587
Indirect Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses at beginning of period	526	1,368
Charge-offs	(244)	(967)
Recoveries	220	198
Provision for credit losses	143	(73)
Allowance for loan losses at period end	645	526
Allowance for credit losses at period end	645	526
Allowance for credit losses, Individually evaluated for impairment	5	4
Allowance for credit losses, Collectively evaluated for impairment	640	522
Loans acquired with deteriorated credit quality
Loans, Individually evaluated for impairment	75	9
Loans, Collectively evaluated for impairment	64,470	51,138
Consumer And Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses at beginning of period	1,343	1,977
Charge-offs	(1,532)	(1,141)
Recoveries	150	131
Provision for credit losses	2,179	376
Allowance for loan losses at period end	2,140	1,343
Allowance for credit losses at period end	2,140	1,343
Allowance for credit losses, Individually evaluated for impairment	20
Allowance for credit losses, Collectively evaluated for impairment	2,120	1,343
Loans acquired with deteriorated credit quality
Loans, Individually evaluated for impairment	233	69
Loans, Collectively evaluated for impairment	123,633	106,203
Loans, Loans acquired with deteriorated credit quality	$ 79